Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating activities:
Net (loss) income for the year	$ (6,712)	$ 2,463
Interest paid	(101)	(78)
Income tax refunded (paid)	4	(37)
Adjustments for:
(Gain) loss on fair value of investment (Note 8)	(86)	72
Depreciation of property and equipment (Note 5)	715	396
Amortization of intangible assets (Note 6)	348	364
Depreciation of right of use assets (Note 7)	334	333
Share-based compensation expense (Note 15(g))	273	398
Gain on derecognition of right of use assets (Note 7)	(36)
Financing costs (Note 14(b))	104	89
Current income tax expense	22
Unrealized gain on foreign currency translation	(661)	(36)
Change in defined benefit plan (Note 12)	54
Changes in working capital:
Amounts receivable	1,279	(3,055)
Contract asset and prepaid expenses	2,226	(2,832)
Accounts payable and accrued liabilities	(2,322)	527
Contract liability	430	(395)
Cash flows used in operating activities	(4,129)	(1,791)
Investing activities:
Purchase of property and equipment	(543)	(2,018)
Additions to intangible assets	(416)	(234)
Cash flows used in investing activities	(959)	(2,252)
Financing activities:
Proceeds from private placement	29,345	2,445
Issuance costs	(2,705)	(141)
Exercise of warrants	2,507	2,041
Repurchase of share-based awards	(1,780)
Payment of lease obligations	(334)	(345)
Repayment of bank loan	(35)	(41)
Repayment of loan payable	(127)	(41)
Repayment of government loans	(278)	(114)
Cash flows provided by financing activities	26,593	3,804
Effect of foreign exchange on cash	571	7
Increase (decrease) in cash	22,076	(232)
Cash, beginning of year	445	677
Cash, end of year	$ 22,521	$ 445